Share-Based Payment (Details) - Schedule of assumptions used to value the company's stock options grants - options [Member] - $ / shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Share-Based Payment (Details) - Schedule of assumptions used to value the company's stock options grants [Line Items]
Expected volatility	41.00%	43.00%
Risk-free interest rate	0.36%	1.63%
Expected dividend yield	0.00%	0.00%
Fair market value per common share (in Dollars per share)	$ 2.89	$ 5.25
Minimum [Member]
Share-Based Payment (Details) - Schedule of assumptions used to value the company's stock options grants [Line Items]
Exercise multiples (in Dollars per share)	$ 2.2	$ 2.2
Forfeited rates	12.00%	9.00%
Maximum [Member]
Share-Based Payment (Details) - Schedule of assumptions used to value the company's stock options grants [Line Items]
Exercise multiples (in Dollars per share)	$ 2.8	$ 2.8
Forfeited rates	19.00%	10.00%